ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

ING Lord Abbett Affiliated Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 29, 2010

to the Portfolios’ Adviser Class (“ADV Class”) Prospectus,

Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus

and Service 2 Class (“Class S2”) Prospectus

each dated May 1, 2009

ING BlackRock Inflation Protected Bond Portfolio

Effective January 29, 2010, Adam Bowman is added as a Portfolio Manager to the Portfolio.  The Portfolio’s ADV Class, Class I and Class S Prospectuses are hereby revised as follows:

1.               The third paragraph of the section entitled “Management of the Portfolios — Sub-Advisers — ING BlackRock Inflation Protected Bond Portfolio — BlackRock Financial Management, Inc.” beginning on page 27 of the ADV Class Prospectus and on page 26 of the Class I Class Prospectus and Class S Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of the Portfolio. Mr. Spodek and Mr. Weinstein have co-managed the Portfolio since April 2007 and Mr. Bowman has co-managed the Portfolio since January 2010.

2.               The following paragraph is added to the section entitled “Management of the Portfolios — Sub-Advisers — ING BlackRock Inflation Protected Bond Portfolio — BlackRock Financial Management, Inc.” beginning on page 27 of the ADV Class Prospectus and on page 26 of the Class I Class Prospectus and Class S Prospectus:

Adam Bowman, Vice President and Director, is a member of the U.S. Rates Investment Team within BlackRock’s Fixed Income Portfolio Management Group.  Prior to joining BlackRock in 2005, Mr. Bowman spent two years as an Analyst with Macroeconomic Advisers in the Monetary Policy Insights division.  In this role, he was involved with analysis of the strategic link between economic outlook and the policy actions of the Federal Reserve.  In addition, he contributed to monthly forecasts of the U.S. economy and the path of monetary policy.  Mr. Bowman began his career at the Center for Strategic and International Studies as a Research Assistant to Dr. Laurence Meyer, a former Federal Reserve Governor and principal of Monetary Policy Insight.

ING Lord Abbett Affiliated Portfolio

Effective December 28, 2009, Lawrence D. Sachs replaced Kenneth G. Fuller as portfolio manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S, and Class S2 Prospectuses are amended to reflect the following:

1.               All references to Kenneth G. Fuller are hereby deleted.

2.               The second, third and fourth paragraphs of the section entitled “Management of the Portfolios — Sub-Advisers — ING Lord Abbett Affiliated Portfolio” found on page 67 of the ADV Class Prospectus, Class I Prospectus, Class S Prospectus, and Class S2 Prospectus are hereby deleted and replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Salzmann has co-managed the Portfolio since December 2005 and Mr. Sachs has co-managed the Portfolio since December 2009.

The team is headed by Eli M. Salzmann, Partner and Director.  Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since December 2005.  Assisting Mr. Salzmann is Lawrence D. Sachs, Partner and Portfolio Manager.  Mr. Sachs joined Lord Abbett in 2001 and has been a member of the team since December 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERNCE

ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

ING Lord Abbett Affiliated Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 29, 2010

to the Portfolios’ Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated May 1, 2009

ING BlackRock Inflation Protected Bond Portfolio

Effective January 29, 2010, Adam Bowman is added as a Portfolio Manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI is hereby revised as follows:

1.  The following information is added to the table under the section entitled “Other Information about Portfolio Managers — ING BlackRock Inflation Protected Bond Portfolio — Other Managed Accounts” on page 146 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Adam Bowman(4)	6	$3.58	3	$0.154	34	$15.86

(4) As of December 31, 2009.

2.  The following information is added to the table under the section entitled “Other Information about Portfolio Managers — ING BlackRock Inflation Protected Bond Portfolio — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” found on page 147 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI:

Portfolio Manager Compensation Overview

Portfolio Manager	Benchmarks Applicable to Each Manager
Adam Bowman	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

3.  The following information is added to the table under the section entitled “Other Information about Portfolio Managers — ING BlackRock Inflation Protected Bond Portfolio — Portfolio Manager Ownership of Securities” on page 148 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI:

Portfolio Manager Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned

Adam Bowman(4)	None

(4) As of December 31, 2009.

ING Lord Abbett Affiliated Portfolio

Effective December 28, 2009, Lawrence D. Sachs replaced Kenneth G. Fuller as portfolio manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI is amended to reflect the following:

1.               All references to Kenneth G. Fuller are hereby deleted and replaced with Lawrence D. Sachs.

2.               The second paragraph in the section entitled “Other Information about Portfolio Managers — ING Lord Abbett Affiliated Portfolio — Other Managed Accounts” on page 188 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI is deleted and replaced with the following:

The team is headed by Eli M. Salzmann, Partner and Director. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since its inception.  Assisting Mr. Salzmann is Lawrence D. Sachs, Partner and Portfolio Manager.  Mr. Sachs joined Lord Abbett in 2001 and has been a member of the team since December 2009.  Messrs. Salzmann and Sachs are jointly and primarily responsible for the day-to-day management of the Portfolio.

3.               The table in the section entitled “Other Information about Portfolio Managers — ING Lord Abbett Affiliated Portfolio — Other Managed Accounts” on page 188 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI is deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eli M. Salzmann*	9	$14,502.3	6	$227.9	30,103	$9,304.6
Lawrence D. Sachs(1)	0	$0	0	$0	0	$0

*Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $157.5 million in total assets.

(1)          As of November 30, 2009.

4.               The table in the section entitled “Other Information about Portfolio Managers — ING Lord Abbett Affiliated Portfolio — Portfolio Manager Ownership of Securities” on page 189 of the Portfolio’s ADV Class, Class I, Class S, and Class S2 SAI is deleted and replaced with the following:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Eli M. Salzmann	None
Lawrence D. Sachs(1)	None

(1)          As of November 30, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERNCE